SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE

The computation of basic and diluted loss per share for December 31, 2024, and December 31, 2023 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2024	December 31, 2023

Stock Warrants (Exercise price - $0.001- $0.25/share)	81,035,714	67,335,714
Stock Options (Exercise price - $0.1150/Share)	26,981,000	26,520,000
Convertible Preferred Stock	3	2
Common Stock Payable	1,122,311	1,122,311
Total	109,139,028	94,978,027

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company has consistently applied the valuation techniques in all periods presented. The following table presents the Company’s assets which were measured at fair value at December 31, 2024, and December 31, 2023:

	December 31, 2024				December 31, 2023
	Fair Value Measurement Using				Fair Value Measurement Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Assets:
Investment in gold	$627,065	$-	$-	$627,065	$493,236	$-	$-	$493,236
Money market fund	$607,881	$-	$-	$607,881	$2,409,486	$-	$-	$2,409,486
Total	$1,234,946	$-	$-	$1,234,946	$2,902,722	$-	$-	$2,902,722

SCHEDULE OF GOLD IN BULLION

The following tables summarize activity in gold bullion for the year ended December 31, 2024:

Year Ended December 31, 2024	Ounces	Cost	Fair Value

Balance December 31, 2022	239	$1,829	$437,251
Net change in unrealized gain			55,985
Balance December 31, 2023	239	$2,064	$493,236
Net change in unrealized gain	-		133,829
Balance December 31, 2024	239	$2,624	$627,065